Business Segment Information (Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 211,993	$ 199,364	$ 194,959	$ 176,332	$ 186,869	$ 186,641	$ 180,676	$ 172,613	$ 782,648		$ 726,799		$ 703,693
Revenues by Country, Percent									100.00%		100.00%		100.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									342,479		292,604		328,420
Revenues by Country, Percent									44.00%		40.00%		47.00%
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									83,787		102,389		65,793
Revenues by Country, Percent									11.00%		14.00%		9.00%
Other foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 356,382	[1]	$ 331,806	[1]	$ 309,480	[1]
Revenues by Country, Percent									45.00%	[1]	46.00%	[1]	44.00%	[1]
Maximum [Member] | Other foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by Country, Percent									5.00%		5.00%		5.00%

[1]	Other foreign consists of numerous countries, none of which represents more than 5% of total revenue in any fiscal year presented.